Update to Significant Accounting Policies, Critical Accounting Judgements and Key Sources of Estimation Uncertainty - Schedule of Revision (Details) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Disclosure of changes in accounting estimates [line items]
Gross Sales	$ 20,747		$ 11,170	[1]	$ 38,130	$ 20,836	[1]
Purchased Product	9,396	$ 7,482	5,255	[1]	16,878	9,458	[1]
Transportation and Blending	3,048	2,975	1,854	[1]	6,023	3,673	[1]
Gross Sales Less Purchased Product And Transportation And Blending		10,457	4,061			7,705
Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			5,075			9,993
Purchased Product		1,212	430			1,119
Transportation and Blending		3,156	1,984			3,934
Gross Sales Less Purchased Product And Transportation And Blending		4,368	2,661			4,940
Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales	(1,782)		(1,276)		(3,543)	(2,425)
Purchased Product	(1,111)	(1,282)	(964)		(2,393)	(1,799)
Transportation and Blending	$ (188)	(221)	(152)		$ (409)	(305)
Gross Sales Less Purchased Product And Transportation And Blending		(1,503)	(1,116)			(2,104)
Previously Reported
Disclosure of changes in accounting estimates [line items]
Gross Sales			11,110			20,633
Purchased Product		7,538	5,253			9,347
Transportation and Blending		2,919	1,796			3,581
Gross Sales Less Purchased Product And Transportation And Blending		10,457	4,061			7,705
Previously Reported | Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			5,015			9,790
Purchased Product		1,483	574			1,292
Transportation and Blending		2,885	1,780			3,558
Gross Sales Less Purchased Product And Transportation And Blending		4,368	2,661			4,940
Previously Reported | Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Purchased Product		(1,497)	(1,110)			(2,083)
Transportation and Blending		(6)	(6)			(21)
Gross Sales Less Purchased Product And Transportation And Blending		(1,503)	(1,116)			(2,104)
Revisions
Disclosure of changes in accounting estimates [line items]
Gross Sales			60			203
Purchased Product		(56)	2			111
Transportation and Blending		56	58			92
Gross Sales Less Purchased Product And Transportation And Blending		0	0			0
Revisions | Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			60			203
Purchased Product		(271)	(144)			(173)
Transportation and Blending		271	204			376
Gross Sales Less Purchased Product And Transportation And Blending		0	0			0
Revisions | Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Purchased Product		215	146			284
Transportation and Blending		(215)	(146)			(284)
Gross Sales Less Purchased Product And Transportation And Blending		$ 0	$ 0			$ 0

[1]	See Note 3 for revisions to prior period results.